JOINT VENTURE INVESTMENTS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Sep. 30, 2014 USD ($)
WLR/TRF Shipping S.a.r.l ("WLR/TRF") | Dss Holdings L P Member
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Total year's investments in NT Suez	$ 0	$ 980,000	$ 16,208,808
NT Suez Holdco LLC | Dss Holdings L P Member
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	51.00%
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Total year's investments in NT Suez		1,020,000	16,870,392
NT Suez Holdco LLC | WLR/TRF Shipping S.a.r.l ("WLR/TRF") | Dss Holdings L P Member
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments	$ 72,104,800	70,104,800	37,025,600
Total year's investments in NT Suez		2,000,000	33,079,200
Investments	$ 72,104,800	$ 72,104,800	$ 70,104,800
Diamond Anglo Ship Management Pte. Ltd. | Dss Holdings L P Member
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	51.00%
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments	$ 51,000
Diamond Anglo Ship Management Pte. Ltd. | Anglo Eastern Investment Holdings Ltd. ("AE Holdings")
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments	$ 49,000
Diamond Anglo Ship Management Pte. Ltd. | Anglo Eastern Investment Holdings Ltd. ("AE Holdings") | Dss Holdings L P Member
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%
Suezmax crude carriers | NT Suez Holdco LLC | Dss Holdings L P Member
Schedule of Equity Method Investments [Line Items]
Number Of Newbuildings To Be Purchased					2
Number Of Vessels Owned Through Joint Venture				2